Description of Business and Summary of Significant Accounting Policies - Regulations (Details)						3 Months Ended	12 Months Ended
	Jan. 07, 2022 USD ($) shares	Nov. 19, 2021 USD ($) $ / shares shares	Jun. 04, 2021 USD ($) shares	Apr. 06, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Aug. 25, 2022 USD ($) item	Aug. 25, 2021 USD ($) $ / shares shares	Mar. 12, 2021 USD ($) $ / shares shares
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized | shares							50,000,000	50,000,000	50,000,000
Issuance of common stock						$ 203,438	$ 1,023,645	$ 7,633,045
Amount of authorized units											$ 5,000,000.00
Common stock, par value | $ / shares							$ 0.01	$ 0.01	$ 0.01
Minimum target amount under offering											100,000
Investor
Description of Business and Summary of Significant Accounting Policies And Going Concern
Proceeds from issuance							$ 4,353,480
Offering costs							$ 48,000
Regulation D Common Stock Offering
Description of Business and Summary of Significant Accounting Policies And Going Concern
Offering costs			$ 62,000
Class A Common Stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Maximum amount of discretion of authorized shares											$ 5,000,000.00
Number of shares per unit | shares											1
Common stock, par value | $ / shares											$ 0.01
Number of warrants per unit | shares											1
Number of shares per warrant | shares											1
Class A Common Stock | Regulation D Common Stock Offering
Description of Business and Summary of Significant Accounting Policies And Going Concern
Amount of authorized shares												$ 5,000,000.00
Common stock, shares authorized | shares												326,797
Initial minimum investment				$ 5,000								$ 25,000
Fair Value of Class A Shares of Common Stock | $ / shares				$ 19.20								$ 15.30
Issuance of common stock			$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares) | shares			4,280	36,458	255,965
CF Common stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares		217,674					227,345
Proceeds from issuance							$ 4,546,900
Number of additional units issued | shares							9,921
Units refunded										$ 5,000
Number of investors, units refunded | item										2
Proceeds from issuance of additional units							$ 198,420
Number of units reserved for sale | shares		250,000
Reserved price per unit | $ / shares		$ 20.00
Gross proceeds from units reserved		$ 5,000,000
D Common Stock [Member]
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares							48,198
Proceeds from issuance							$ 963,956	$ 858,956
Number of additional units issued | shares							5,250	42,948
Proceeds from issuance of additional units							$ 105,000
S Common Stock [Member]
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares	11,221							10,971
Proceeds from issuance	$ 224,416							$ 219,416
Number of additional units issued | shares							250
Proceeds from issuance of additional units							$ 5,000